12. Investments (Details 1)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
CBD [Member] | Novasoc Comercial Ltda. ("Novasoc") [Member]
Disclosure of associates [line items]
Company type		Novasoc Comercial Ltda. (“Novasoc”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | Sendas Distribuidora S.A. ("Sendas") [Member]
Disclosure of associates [line items]
Company type		Sendas Distribuidora S.A. (“Sendas”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | Bellamar Empreend. e Participacoes Ltda. ("Bellamar") [Member]
Disclosure of associates [line items]
Company type		Bellamar Empreend. e Participações Ltda. (“Bellamar”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | CBD Holland B.V. ("CBD Holland") [Member]
Disclosure of associates [line items]
Company type		CBD Holland B.V. (“CBD Holland”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | GPA 2 Empreend. e Participacoes Ltda. ("GPA 2") [Member]
Disclosure of associates [line items]
Company type		GPA 2 Empreend. e Participações Ltda. (“GPA 2”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | GPA Logistica e Transporte Ltda. ("GPA Logistica") [Member]
Disclosure of associates [line items]
Company type		GPA Logística e Transporte Ltda. (“GPA Logística”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | SCB Distribuicao e Comercio Varejista De Alimentos Ltda. ("Compre Bem") [Member]
Disclosure of associates [line items]
Company type		SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | Stix Fidelidade e Inteligencia S.A. ("Stix") [Member]
Disclosure of associates [line items]
Company type		Stix Fidelidade e Inteligência S.A. ("Stix")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | Leji Intermediacao S.A. ("James Delivery") [Member]
Disclosure of associates [line items]
Company type		Leji Intermediação S.A. ("James Delivery")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | Cheftime Comercio De Refeicoes S/A ("Cheftime") [Member]
Disclosure of associates [line items]
Company type		Cheftime Comércio de Refeições S/A ("Cheftime")
Location (state)		Brazil
Direct and indirect equity interest - %		79.57%
CBD [Member] | GPA Malls And Properties Gestao De Ativos e Servicos Imobiliarios Ltda. ("GPA M&P") [Member]
Disclosure of associates [line items]
Company type		GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | BCafeterias e Lanchonetes Ltda. ("BCafeterias") [Member]
Disclosure of associates [line items]
Company type	[1]	BCafeterias e Lanchonetes Ltda. ("BCafeterias")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%
CBD [Member] | Fronteira Servicos Lmobiliarios Ltda.("Fronteira") [Member]
Disclosure of associates [line items]
Company type	[1]	Fronteira Serviços Imobiliários Ltda.("Fronteira")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%
CBD [Member] | Place2B Servicos Lmobiliarios Ltda.("Place2B") [Member]
Disclosure of associates [line items]
Company type	[1]	Place2B Serviços Imobiliários Ltda.("Place2B")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%
CBD [Member] | Companhia Brasileira De Distribuicao Luxembourg Holding S.a.r.l. ("CBDLuxco") [Member]
Disclosure of associates [line items]
Company type		Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)
Location (state)		Luxembourg
Direct and indirect equity interest - %		100.00%	100.00%
CBD [Member] | Companhia Brasileira de Distribuicao Netherlands Holding B.V. ("CBDDutchco") [Member]
Disclosure of associates [line items]
Company type		Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)
Location (state)		Netherlands
Direct and indirect equity interest - %		100.00%	100.00%
Exito [Member] | Almacenes Exito S.A. ("Exito") [Member]
Disclosure of associates [line items]
Company type		Almacenes Éxito S.A. ("Éxito")
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%
Exito [Member] | Exito Industrias S.A.S. ("Exito Industrias") [Member]
Disclosure of associates [line items]
Company type		Éxito Industrias S.A.S. ("Éxito Industrias")
Location (state)		Colombia
Direct and indirect equity interest - %		94.59%
Exito [Member] | Fideicomiso Lote Girardot [Member]
Disclosure of associates [line items]
Company type		Fideicomiso Lote Girardot
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%
Exito [Member] | Exito Viajes y Turismo S.A.S. [Member]
Disclosure of associates [line items]
Company type		Éxito Viajes y Turismo S.A.S.
Location (state)		Colombia
Direct and indirect equity interest - %		49.25%
Exito [Member] | Almacenes Exito Inversiones S.A.S. (Movil Exito) [Member]
Disclosure of associates [line items]
Company type		Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%
Exito [Member] | Gemex O And W S.A.S. [Member]
Disclosure of associates [line items]
Company type		Gemex O & W S.A.S.
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%
Exito [Member] | Marketplace Internacional Exito y Servicios S.A.S. (MPI) [Member]
Disclosure of associates [line items]
Company type		Marketplace Internacional Éxito y Servicios S.A.S. (MPI)
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%
Exito [Member] | Logistica, Transporte y Servicios Asociados S.A.S. (LTSA) [Member]
Disclosure of associates [line items]
Company type		Logística, Transporte y Servicios Asociados S.A.S. (LTSA)
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%
Exito [Member] | Depositos y Soluciones Logisticas S.A.S. [Member]
Disclosure of associates [line items]
Company type		Depósitos y Soluciones Logísticas S.A.S.
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%
Exito [Member] | Patrimonio Autonomo Iwana [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Iwana
Location (state)		Colombia
Direct and indirect equity interest - %		49.25%
Exito [Member] | Patrimonio Autonomo Viva Malls [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Malls
Location (state)		Colombia
Direct and indirect equity interest - %		49.25%
Exito [Member] | Patrimonio Autonomo Viva Sincelejo [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Sincelejo
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%
Exito [Member] | Patrimonio Autonomo Viva Villavicencio [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Villavicencio
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%
Exito [Member] | Patrimonio Autonomo San Pedro Etapa I [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo San Pedro Etapa I
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%
Exito [Member] | Patrimonio Autonomo Centro Comercial [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Centro Comercial
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%
Exito [Member] | Patrimonio Autonomo Viva Laureles [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Laureles
Location (state)		Colombia
Direct and indirect equity interest - %		39.40%
Exito [Member] | Patrimonio Autonomo Viva Palmas [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Palmas
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%
Exito [Member] | Patrimonio Autonomo Centro Comercial Viva [Member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Centro Comercial Viva
Location (state)		Colombia
Direct and indirect equity interest - %		44.33%
Exito [Member] | Spice Investment Mercosur [Member]
Disclosure of associates [line items]
Company type		Spice investment Mercosur
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Larenco S.A. [Member]
Disclosure of associates [line items]
Company type		Larenco S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Geant Inversiones S.A. [Member]
Disclosure of associates [line items]
Company type		Geant Inversiones S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Lanin S.A.. [Member]
Disclosure of associates [line items]
Company type		Lanin S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | 5 Hermanos Ltda. [Member]
Disclosure of associates [line items]
Company type		5 Hermanos Ltda.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Sumelar S.A. [Member]
Disclosure of associates [line items]
Company type		Sumelar S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Raxwy Company S.A. [Member]
Disclosure of associates [line items]
Company type		Raxwy Company S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Supermercados Disco del Uruguay S.A. [Member]
Disclosure of associates [line items]
Company type		Supermercados Disco del Uruguay S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Maostar S.A. [Member]
Disclosure of associates [line items]
Company type		Maostar S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		30.18%
Exito [Member] | Ameluz S.A. [Member]
Disclosure of associates [line items]
Company type		Ameluz S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Fandale S.A. [Member]
Disclosure of associates [line items]
Company type		Fandale S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Odaler S.A. [Member]
Disclosure of associates [line items]
Company type		Odaler S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | La Cabana S.R.L. [Member]
Disclosure of associates [line items]
Company type		La Cabaña S.R.L.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Ludi S.A. [Member]
Disclosure of associates [line items]
Company type		Ludi S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Semin S.A. [Member]
Disclosure of associates [line items]
Company type		Semin S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Randicor S.A [Member]
Disclosure of associates [line items]
Company type		Randicor S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Setara S.A. [Member]
Disclosure of associates [line items]
Company type		Setara S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Hiper Ahorro S.R.L [Member]
Disclosure of associates [line items]
Company type		Hiper Ahorro S.R.L.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Ciudad Del Ferrol S.C. [Member]
Disclosure of associates [line items]
Company type		Ciudad del Ferrol S.C.
Location (state)		Uruguay
Direct and indirect equity interest - %		59.14%
Exito [Member] | Mablicor S.A. [Member]
Disclosure of associates [line items]
Company type		Mablicor S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		30.78%
Exito [Member] | Tipsel S.A. [Member]
Disclosure of associates [line items]
Company type		Tipsel S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Tedocan S.A. [Member]
Disclosure of associates [line items]
Company type		Tedocan S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Via Artika S. A.[Member]
Disclosure of associates [line items]
Company type		Vía Artika S. A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Group Disco Del Uruguay S.A..[Member]
Disclosure of associates [line items]
Company type		Group Disco del Uruguay S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%
Exito [Member] | Devoto Hermanos S.A. [Member]
Disclosure of associates [line items]
Company type		Devoto Hermanos S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Mercados Devoto S.A. [Member]
Disclosure of associates [line items]
Company type		Mercados Devoto S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%
Exito [Member] | Geant Argentina S.A. [Member]
Disclosure of associates [line items]
Company type		Geant Argentina S.A.
Location (state)		Argentina
Direct and indirect equity interest - %		96.57%
Exito [Member] | Libertad S.A. [Member]
Disclosure of associates [line items]
Company type		Libertad S.A.
Location (state)		Argentina
Direct and indirect equity interest - %		96.57%
Exito [Member] | Onper Investment 2015 S.L [Member]
Disclosure of associates [line items]
Company type		Onper Investment 2015 S.L
Location (state)		Spain
Direct and indirect equity interest - %		96.57%
Exito [Member] | Spice Espana de Valores Americanos S.L. [Member]
Disclosure of associates [line items]
Company type		Spice España de Valores Americanos S.L.
Location (state)		Spain
Direct and indirect equity interest - %		96.57%
Exito [Member] | Marketplace Internacional Exito S.L [Member]
Disclosure of associates [line items]
Company type		Marketplace Internacional Éxito S.L
Location (state)		Spain
Direct and indirect equity interest - %		96.57%
Exito [Member] | Carulla Vivero Holding Inc. [Member]
Disclosure of associates [line items]
Company type		Carulla Vivero Holding Inc.
Location (state)		British Virgin Islands
Direct and indirect equity interest - %		96.57%
Exito [Member] | Gelase S. A. [Member]
Disclosure of associates [line items]
Company type		Gelase S. A.
Location (state)		Belgium
Direct and indirect equity interest - %		96.57%
Via Varejo [Member] | Via Varejo S.A. ("Via Varejo") [Member]
Disclosure of associates [line items]
Company type		Via Varejo S.A. (“Via Varejo”)
Location (state)		Brazil
Direct and indirect equity interest - %			43.23%
Via Varejo [Member] | Industria de Moveis Bartira Ltda. ("Bartira") [Member]
Disclosure of associates [line items]
Company type		Indústria de Móveis Bartira Ltda. (“Bartira”)
Location (state)		Brazil
Direct and indirect equity interest - %			43.23%
Via Varejo [Member] | VVLOG Logistica Ltda. (PontoCred Negocio de Varejo Ltda.) ("VVLOG Logistica") [Member]
Disclosure of associates [line items]
Company type		VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”)
Location (state)		Brazil
Direct and indirect equity interest - %			43.23%
Via Varejo [Member] | Globex Adm. e Servicos Ltda. ("Globex Adm") [Member]
Disclosure of associates [line items]
Company type		Globex Adm. e Serviços Ltda. (“Globex Adm”)
Location (state)		Brazil
Direct and indirect equity interest - %			43.23%
Via Varejo [Member] | Lake Niassa Empreend. e Participacoes Ltda. ("Lake Niassa") [Member]
Disclosure of associates [line items]
Company type		Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”)
Location (state)		Brazil
Direct and indirect equity interest - %			43.23%
Via Varejo [Member] | Globex Adm. Consorcio Ltda. ("Globex Adm. Consorcio") [Member]
Disclosure of associates [line items]
Company type		Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”)
Location (state)		Brazil
Direct and indirect equity interest - %			43.23%
Via Varejo [Member] | Cnova Comercio Eletronico S.A. ("Cnova Brazil") [Member]
Disclosure of associates [line items]
Company type		Cnova Comércio Eletrônico S.A. (”Cnova Brazil”)
Location (state)		Brazil
Direct and indirect equity interest - %			43.23%

[1]	The Group created new operating companies